Commitments - Schedule Future Minimum Lease Receipts Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 14,800
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Lease obligations	1,863
Total	1,863
Later Than One Year but Not Later Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Lease obligations	7,452
Total	7,452
More Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Lease obligations	5,533
Total	$ 5,533